Other Payables and Accruals	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS
20.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2024	2025
	$’000	$’000
Other payables and accruals (Note i)	275	579
Tax payable	75	18
Payroll and bonus payables	3,063	3,144
Total	3,413	3,741

Note i:

Other payables and accruals are unsecured, non-interest-bearing and repayable on demand. The fair values of other payables and accruals at the end of each of the Relevant Periods approximated to their corresponding carrying amounts.